Segment Information - Schedule of Geographic Area Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	$ 145,141	$ 670,954	$ 505,668	$ 392,535
Long-lived assets	176,342	168,149	178,981	193,652
Israel [Member]
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	5,472	19,929	21,528	19,589
Long-lived assets	91,245	87,912	92,547	99,353
Canada [Member]
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	13,167	52,452	43,720	44,169
Long-lived assets	40,148	38,614	41,010	45,718
U.S.A. [Member]
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	122,472	587,851	424,950	305,858
Long-lived assets	42,607	40,383	43,133	45,334
Other [Member]
Long Lived Assets By Geographical Areas [Line Items]
Sales to unaffiliated customers	4,030	10,722	15,470	22,919
Long-lived assets	$ 2,342	$ 1,240	$ 2,291	$ 3,247